Average Annual Total Returns - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2023
Fidelity Advisor Total Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(22.43%)
Past 5 years	(2.00%)
Past 10 years	1.85%
Fidelity Advisor Total Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(27.07%)
Past 5 years	(3.43%)
Past 10 years	0.99%
Fidelity Advisor Total Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.36%)
Past 5 years	(3.82%)
Past 10 years	0.54%
Fidelity Advisor Total Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.55%)
Past 5 years	(2.47%)
Past 10 years	0.78%
Fidelity Advisor Total Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(23.92%)
Past 5 years	(2.99%)
Past 10 years	0.98%
Fidelity Advisor Total Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(25.60%)
Past 5 years	(3.28%)
Past 10 years	0.92%
Fidelity Advisor Total Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(22.32%)
Since Inception	0.25%	[1]
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%
F1738
Average Annual Return:
Past 1 year	(18.43%)
Past 5 years	(1.00%)
Past 10 years	1.61%

[1]	AFrom October 2, 2018.